Net Defined Benefit Liabilities (Assets) - Schedule of Amount Recognized in the Statements of Financial Position (Details) - KRW (₩) ₩ in Millions	Dec. 31, 2025	Dec. 31, 2024
Disclosure of net defined benefit liability (asset) [abstract]
Present value of defined benefit obligations	₩ 2,306,248	₩ 2,232,898
Fair value of plan assets	(2,292,457)	(2,153,792)
Liabilities	85,631	128,457
Assets	₩ 71,840	₩ 49,351